Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value of property, plant and equipment	$ 740,103	$ 382,630	$ 345,679
Provision for obsolescence of materials and equipment	(3,955)	(1,652)	(1,380)
Provision for impairment of property, plant and equipment	(37,061)	(26,535)	(36,285)
Property, plant and equipment net	$ 699,087	$ 354,443	$ 308,014